Benefit Plans - Components of Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive Income (Loss) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of net periodic benefit cost
Service cost	$ (4,331,000)	$ (4,817,000)	$ (4,271,000)
Interest cost	(4,577,000)	(4,223,000)	(4,048,000)
Expected return on plan assets	10,869,000	9,536,000	8,742,000
Net periodic benefit income (cost)	(1,942,000)	2,227,000	1,305,000
Other amounts recognized in other comprehensive (Loss)
Change to net actuarial (loss) gain for the period	(14,276,000)	30,409,000	(11,236,000)
Amortization of prior service cost	(19,000)	(20,000)	(20,000)
Defined Benefit Plan, Future Amortization of Gain (Loss)	0	(2,703,000)	(1,708,000)
Amortization of net loss	0	2,703,000	1,708,000
Total recognized in other comprehensive (loss) income	(14,257,000)	33,132,000	(9,508,000)
Total recognized in net benefit cost and other comprehensive (loss) income	$ (12,315,000)	$ 30,905,000	$ (10,813,000)